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        MERRILL LYNCH LIFE INSURANCE COMPANY                      ML LIFE INSURANCE COMPANY OF NEW YORK

    MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT              ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
         SUPPLEMENT DATED FEBRUARY 1, 2007                          SUPPLEMENT DATED FEBRUARY 1, 2007
                       TO THE                                                     TO THE
                  PROSPECTUSES FOR                                           PROSPECTUSES FOR
         INVESTOR LIFE (DATED MAY 1, 2001)                         PRIME PLAN I (DATED APRIL 30, 1991)
       INVESTOR LIFE PLUS (DATED MAY 1, 2001)                      PRIME PLAN II (DATED APRIL 30, 1991)
       ESTATE INVESTOR I (DATED MAY 1, 2001)                      PRIME PLAN III (DATED APRIL 30, 1991)
       ESTATE INVESTOR II (DATED MAY 1, 2001)                      PRIME PLAN IV (DATED APRIL 30, 1991)
          LEGACY POWER (DATED MAY 1, 2002)                         PRIME PLAN V (DATED JANUARY 2, 1991)
                                                                   PRIME PLAN VI (DATED APRIL 30, 1991)
MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II               PRIME PLAN 7 (DATED APRIL 30, 1991)
         SUPPLEMENT DATED FEBRUARY 1, 2007                      PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                       TO THE                                      DIRECTED LIFE (DATED APRIL 30, 1991)
                  PROSPECTUSES FOR                                DIRECTED LIFE 2 (DATED APRIL 30, 1991)
          PRIME PLAN I (DATED MAY 1, 1993)
         PRIME PLAN II (DATED MAY 1, 1993)                   ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
         PRIME PLAN III (DATED MAY 1, 1993)                         SUPPLEMENT DATED FEBRUARY 1, 2007
         PRIME PLAN IV (DATED MAY 1, 1998)                                        TO THE
          PRIME PLAN V (DATED MAY 1, 2006)                                   PROSPECTUSES FOR
       PRIME PLAN VI (DATED JANUARY 2, 1991)                        INVESTOR LIFE (DATED MAY 1, 2001)
        PRIME PLAN 7 (DATED APRIL 30, 1991)                       INVESTOR LIFE PLUS (DATED MAY 1, 2001)
     PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
       DIRECTED LIFE (DATED JANUARY 2, 1991)
       DIRECTED LIFE 2 (DATED APRIL 30, 1991)

This supplement describes a change to the sponsorship of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Trusts") available under the variable life insurance policies (collectively, the "Policies") listed above issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. Please retain this supplement with your Policy prospectus for future reference.

Effective January 11, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated has tendered its resignation as sponsor of the Trusts and Fixed Income Securities, L.P. ("FIS") has been appointed as successor sponsor for the Trusts.

FIS specializes in providing trading and support services to broker-dealers, registered representatives, investment advisers and other financial professionals. FIS acts as a sponsor to unit investment trusts through its advisor's asset management division. FIS headquarters are located at 18925 Base Camp Road, Monument, Colorado 80132 and the advisor's asset management division can be contacted at 8100 East 22nd Street North, Suite 900B, Wichita, Kansas 67226-2309, telephone (877) 858-1773. FIS is a registered broker-dealer and investment adviser, a member of the National Association of Securities Dealers, Inc ("NASD") and Securities Investor Protection Corporation (SIPC) and a registrant of the Municipal Securities Rulemaking Board (MSRB).


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101848-0107

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Policies issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Policies issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.